FINANCIAL RISK MANAGEMENT ACTIVITIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Carrying amount	$ 3	$ 117	$ 188
Borrowings
Financial liabilities
Carrying amount	1,983	1,909	1,931
Fair value	1,826	2,011	2,131
Other unlisted investments
Financial assets
Carrying amount	3	117	188
Fair value	$ 3	$ 117	$ 188